Restricted Stock Liabilities (Details Narrative) - Restricted Stock [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Repurchased During Period, Shares | shares	26,214
Payments for Repurchase of Equity	$ 2,307
Restricted stock principal amount	2,152
Restricted stock interest payment	$ 155